Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 4,196,347	$ 2,779,983
Less accumulated depreciation	$ (2,276,524)	(2,003,341)	(1,492,892)
Construction in progress	14,981,373	12,974,361	150,220
Total property and equipment, net	16,950,015	$ 15,167,367	1,437,311
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)		5 years 1 month 6 days
Property and equipment, gross	789,839	$ 789,839	789,839
Property & equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)		5 years
Property and equipment, gross	2,243,434	$ 2,206,004	1,216,609
Technology [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)		5 years
Property and equipment, gross	$ 1,211,893	$ 1,200,504	$ 773,535